Significant Accounting Policies - Summary of Estimated Useful Lives (Detail)	12 Months Ended
Jun. 30, 2022
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	5 years
Computer software | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	1 year
Computer software | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	3 years
Trade show equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	2 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of assets	Shorter of lease term or the estimated useful life